Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Segment information

Note 4 — Segment Information

Following the Tupperware Acquisition, management identifies Betterware, Jafra and Tupperware as reportable operating segments. Segment performance is evaluated using EBITDA, defined as net income before depreciation and amortization, net financing costs and income taxes. Tupperware results are included from June 2, 2026.

Segment information	3M 2026	3M 2025	6M 2026	6M 2025
Betterware - revenue	1,511,485	1,458,593	2,951,443	2,861,658
Jafra - revenue	2,198,892	2,104,050	4,268,636	4,200,136
Tupperware - revenue	450,974	—	450,974	—
Consolidated revenue	4,161,352	3,562,643	7,671,054	7,061,794
Betterware - EBITDA	295,023	290,745	590,301	552,238
Jafra - EBITDA	361,931	388,067	676,566	661,839
Tupperware - EBITDA	123,485	—	123,485	—
Segment EBITDA	780,439	678,812	1,390,352	1,214,077
Depreciation and amortization	(99,153)	(96,594)	(189,864)	(197,954)
Financing cost, net	(118,383)	(148,859)	(218,531)	(303,053)
Income before income taxes	562,903	433,359	981,957	713,070

The table reconciles the EBITDA measure used in segment reporting to consolidated income before income taxes. Tupperware is included only from the acquisition date and therefore has no corresponding consolidated segment results in 2025. Comparability of the pre-existing segments depends on whether their aggregation and measurement basis changed; the additional business does not, by itself, establish that those bases were unchanged.

Following the acquisition, Tupperware is managed and evaluated as a separate business unit within the Group. Discrete financial information for Tupperware is prepared as part of the Group’s regular Management Business Review, which includes financial and operating information for Betterware, Jafra and Tupperware on an individual segment basis.

The Management Business Review is regularly reviewed to assess business-unit performance and allocate resources. The identification of the chief operating decision maker (CODM) is based on the function performing those activities, rather than solely on a management title. Tupperware is evaluated using discrete business-unit financial information, not solely as a brand.